SALES RESERVES AND ALLOWANCES (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Revenue Recognition [Abstract]
Rebates	$ 3,482	$ 3,382
Chargebacks	1,584	1,091
Revenue Recognition Sales Returns Reserve For Sales Returns	844	598
Other	200	211
Sales Reserves And Allowances	7,839	6,601
Medicaid	$ 1,729	$ 1,319